Stock-Based Compensation and Stock Purchase Plans - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended						12 Months Ended																						12 Months Ended			12 Months Ended		12 Months Ended
	Jul. 28, 2011	Nov. 30, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 11, 2012	Nov. 30, 2010 Tranche B [Member]	Jul. 28, 2011 Tranche B [Member]	Nov. 30, 2010 Tranche A [Member]	Oct. 11, 2012 Tranche A [Member]	Jul. 28, 2011 Tranche A [Member]	May 17, 2011 Tranche C [Member]	Nov. 30, 2010 Tranche C [Member]	Jul. 28, 2011 Tranche C [Member]	Dec. 31, 2012 11% Senior Unsecured Notes [Member]	Mar. 31, 2013 11% Senior Unsecured Notes [Member]	Oct. 11, 2012 11% Senior Unsecured Notes [Member]	Nov. 30, 2010 Class of Warrant One [Member]	Nov. 30, 2010 Class of Warrant Two [Member]	Nov. 30, 2010 Class of Warrant Three [Member]	Oct. 11, 2012 Class of Warrant Three [Member]	Nov. 30, 2010 Term Loan [Member]	Dec. 31, 2012 Senior Convertible Notes [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Director [Member]	Dec. 31, 2012 Restricted Stock [Member] Employee [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2010 Options [Member]	Dec. 31, 2012 Options [Member] Minimum [Member]	Dec. 31, 2012 Options [Member] Maximum [Member]	Dec. 31, 2014 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] Director [Member]	Dec. 31, 2012 2010 Long term Incentive Plan [Member]	Dec. 31, 2012 2010 Long term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 2010 Long term Incentive Plan [Member] Options [Member]	Dec. 31, 2012 2006 Long term Incentive Plan [Member]	Dec. 31, 2012 2006 Long term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 2006 Long term Incentive Plan [Member] Options [Member]	Dec. 31, 2012 2004 Long term Incentive Plan [Member]	Dec. 31, 2012 2004 Long term Incentive Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 2004 Long term Incentive Plan [Member] Options [Member]	Dec. 31, 2012 2001 Long term Incentive Plan [Member]	Dec. 31, 2012 2001 Long term Incentive Plan [Member] Restricted Stock [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Allocated Share based compensation expense				5.2	4.8	5.7
Actual tax benefit realized from share-based awards				$ 0	$ 2,535,000	$ 0
Issuance of shares of common stock, authorized																																											1,700,000			1,825,000			1,750,000			1,697,000
Shares authorized to be granted as restricted stock																																												500,000			325,000			438,000
Shares authorized to be granted as stock options or SARs																																													1,000,000			900,000			438,000		500,000
Maximum shares of restricted stock that can be granted																																															175,000			110,000
Period of restricted stock grant																																															3 years
Shares grant period																																																				1 year
Stock options granted under the plans, expiry period from date of grant																																	5 years	10 years
Stock options remained available for grant																														85,006	507,298
Vesting term																																	3 years	5 years
Options exercisable, shares																														2,516,000	2,200,000	1,800,000
Options exercisable, weighted average exercise price																														$ 10.12	$ 10.15	$ 10.27
Option Vesting period																												1 year	3 years	3 years					3 years	3 years			3 years			1 year
Stock options awarded to employees and executive officers																														451,298	498,500	477,000
Total intrinsic value of stock options exercised			100,000																											300,000	1,400,000	2,500,000
Total fair value shares vested				1,900,000	2,700,000	2,600,000
Total future compensation cost related to unvested stock option awards that are expected to vest				2,400,000
Expected weighted average period of recognizing compensation cost																									1 year 2 months 12 days					2 years 7 months 6 days						2 years 3 months 18 days			2 years
Granted, shares																									2,000	181,050				451,000						707,202	0	0	388,000	0	0
Aggregate fair value of awards																									11,700	2,000,000													2,000,000	0	0
Value of the restricted stock vested																									800,000	3,400,000	1,400,000												400,000	600,000	0
Granted, Weighted - Average Grant - Date Fair Value																									$ 5.85	$ 11.21	$ 7.10			$ 2.86									$ 5.12
Unrecognized compensation cost																									800,000											3,700,000			2,700,000
Exercisable SARs																																				74,997	83,000	0
Weighted-average exercise price of SARs exercisable																																				$ 4.60	$ 4.60	$ 0.00
Intrinsic value																																				300,000	0	0
Total fair value of awards vested																																				300,000	200,000	0
Shares settled with Company's common stock																																							70,994
Term Loan facility closed																							60,000,000
Warrants exercisable issued																800,000	700,000	700,000	1,200,000	400,000	4,400,000	700,000
Issue Price of warrants																			15	15	15
Average closing bid price, percentage	120.00%	120.00%																		120.00%	120.00%
Warrant exercisable period	20 days	5 years						5 years
Warrants exercisable price	14.78								20.00		10.00	15.00			15.00
Number of trading days								20 days		20 days				20 days
Redemption price per warrants													0.01	0.01
Redemption price of warrants													44,000
Induced conversions related to senior convertible notes				32,000,000
Issuance of additional warrants			0	118,327
Exercise price per share of warrants				$ 5.59	$ 5.71																			$ 13.75
Minimum percentage of voting power of outstanding common stock, condition for fundamental change				50.00%
Debt instrument interest rate stated percentage							11.00%									11.00%	11.00%
Warrants exercisable anniversary period			3 years	3 years
Adjustments to additional paid in capital, warrant issued				$ 2,572,000												$ 2,800,000